Stock Option Plans - Summary of Employee Option Activity (Detail) (Incentive Stock Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		9 Months Ended		12 Months Ended
	Mar. 26, 2014	Sep. 18, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Shares			262	69	69	69
Granted, Shares	100	372	472	192	193	4
Exercised, Shares			(15)
Terminated, Shares						(4)
Ending Balance, Shares			719	261	262	69
Exercisable, Shares			136	71	85	58
Weighted average fair value of options granted during the period, Shares			$ 4.08	$ 0.21	$ 0.35	$ 1.75
Beginning Balance, Weighted Average Exercise Price			$ 1.18	$ 3.50	$ 3.50	$ 3.85
Granted, Weighted Average Exercise Price			$ 6.40	$ 0.35	$ 0.35	$ 3.50
Exercised, Weighted Average Exercise Price			$ 3.50
Terminated, Weighted Average Exercise Price						$ 12.53
Ending Balance, Weighted Average Exercise Price			$ 4.56	$ 1.18	$ 1.18	$ 3.50